Share-Based Compensation (MoboTap Equity Incentives) (Details) (MoboTap Equity Incentives [Member], USD $)	12 Months Ended
Dec. 31, 2014
MoboTap Equity Incentives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 138,000
Unrecognized compensation expenses	$ 274,000